2005 Market Street
Philadelphia, PA 19103-7094

Delaware Investments
A member of Lincoln Financial Group

1933 Act Rule 497(j)
File No. 33-14363
1940 Act File No. 811-5162

May 30, 2003

Filed via EDGAR (CIK #0000814230)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   File No. 33-14363
      DELAWARE VIP TRUST -
      DELAWARE VIP DIVERSIFIED INCOME SERIES
      ______________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 40, the most recent Post-Effective Amendment of Delaware VIP Trust. Post-Effective Amendment No. 40 was filed electronically with the Commission on May 19, 2003 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

Brian L. Murray, Jr.
__________________________
Brian L. Murray, Jr.
Vice President/
Associate General Counsel/
Assistant Secretary